FEDERATED MASTER TRUST
PROSPECTUS

The shares of Federated Master Trust (the "Trust") offered by this prospectus represent interests in an open-end, diversified management investment company (a mutual fund). The Trust invests in short-term money market securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated January 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated January 31, 1996

TABLE OF CONTENTS
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SUMMARY OF TRUST EXPENSES                                                      1

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FINANCIAL HIGHLIGHTS                                                           2
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GENERAL INFORMATION                                                            3
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INVESTMENT INFORMATION                                                         3
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  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Risks                                                             6
  Investment Limitations                                                       6

TRUST INFORMATION                                                              6

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  Management of the Trust                                                      6
  Distribution of Shares                                                       7
  Administration of the Trust                                                  8

NET ASSET VALUE                                                                8
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HOW TO PURCHASE SHARES                                                         9

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HOW TO REDEEM SHARES                                                          10

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ACCOUNT AND SHARE INFORMATION                                                 11

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TAX INFORMATION                                                               11
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  Federal Income Tax                                                          11
  State and Local Taxes                                                       12

PERFORMANCE INFORMATION                                                       12

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FINANCIAL STATEMENTS                                                          13
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INDEPENDENT AUDITORS' REPORT                                                  24

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ADDRESSES                                                                     25
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SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                ANNUAL TRUST OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.28%
12b-1 Fee....................................................................              None
Total Other Expenses.........................................................             0.18%
  Shareholder Services Fee (after waiver)(2).................................    0.05%
     Total Operating Expenses(3).............................................             0.46%


(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.

(2) The maximum Shareholder Services Fee is 0.25%.

(3) The Total Operating Expenses were 0.78% absent the waivers of portions of the management fee and the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                          1 year     3 years     5 years     10 years
----------------------------------------------------   ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.........     $5         $15         $26         $ 58


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED MASTER TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 24.

                                                                     YEAR ENDED NOVEMBER 30,
                                 -----------------------------------------------------------------------------------------------
                                 1995      1994      1993      1992      1991      1990      1989      1988    1987  1986
------------------------------   -----     -----     -----     -----     -----     -----     -----     -----   -----  -----
NET ASSET VALUE, BEGINNING OF
PERIOD                           $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00$1.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income           0.06      0.04      0.03      0.04      0.06      0.08      0.09      0.07      0.06 0.07
------------------------------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income              (0.06)    (0.04)    (0.03)    (0.04)    (0.06)    (0.08)    (0.09)    (0.07)  (0.06)(0.07)
------------------------------    ----      ----      ----      ----      ----      ----      ----      ----   ----   ----
NET ASSET VALUE, END OF PERIOD   $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00   $1.00  1.00
------------------------------    ----      ----      ----      ----      ----      ----      ----      ----   ----   ----
TOTAL RETURN(a)                   5.73%     3.78%     2.91%     3.76%     6.22%     8.16%     9.21%     7.33%  6.39%  6.82%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses                        0.46%     0.46%     0.46%     0.46%     0.46%     0.45%     0.45%     0.45%  0.45%  0.45%
------------------------------
  Net investment income           5.59%     3.72%     2.88%     3.73%     6.13%     7.87%     8.83%     7.03%  6.22%  6.60%
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)              $729,144$773,260$868,828$1,058,671$1,302,565$1,495,299$2,109,661$2,391,625$3,237,809$3,057,411
------------------------------


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 10, 1977. The Trust is designed for institutional investors such as banks, fiduciaries, custodians of public funds, and similar institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $25,000 within a 90-day period is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income consistent with stability of principal. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below, unless indicated otherwise, cannot be changed without shareholder approval.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of money market securities maturing in one year or less. As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.

ACCEPTABLE INVESTMENTS. The Trust invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities;

     - asset-backed securities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and
     - other money market instruments.

The Trust invests only in instruments denominated and payable in U.S. dollars.


     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

     BANK INSTRUMENTS. The Trust only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Trust will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

     SHORT-TERM CREDIT FACILITIES. The Trust may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Trust treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS. Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, brokers/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT. Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Trust may invest in restricted securities. Restricted securities are any securities in which the Trust may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Trust will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Trust will limit their purchase, together with other illiquid securities, to 10% of its net assets. These policies may be changed without shareholder approval.

The Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Trust through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Trust are quite liquid. The Trust intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Trust's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends to not subject such paper to the limitation applicable to restricted securities.


CONCENTRATION OF INVESTMENTS. As a matter of operating policy, which can be changed without shareholder approval, generally, in excess of 50% of the assets of the Trust will be invested in commercial paper and variable amount demand master notes. Further, the Trust will invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Trust intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Trust may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Trust to more risk than if it did not concentrate.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Trust's adviser in selecting investments for the Trust.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The adviser has undertaken to reimburse the Trust up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. In addition, under the investment advisory contract, the adviser will waive the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed .45 of 1% of its average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.
     ADVISER'S BACKGROUND. Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

     Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 of 1% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and provide the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual rate as specified below:

                                                      AVERAGE AGGREGATE
                 MAXIMUM FEE                           DAILY NET ASSETS
---------------------------------------------------------------------------------
                  .15 of 1%                       on the first $250 million
                 .125 of 1%                        on the next $250 million
                  .10 of 1%                        on the next $250 million
                 .075 of 1%                  on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

--------------------------------------------------------------------------------

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: [Federated Master Trust]; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Services Company, 8600, Boston, MA 02266-8600. The check should be made payable to Federated Master Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

AUTOMATIC INVESTMENTS. Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

SUBACCOUNTING SERVICES. Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services and any restrictions and limitations imposed. State securities laws may require certain financial institutions such as depository institutions to register as dealers.

HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Trust, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust or Federated Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.


STATE AND LOCAL TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

From time to time, the Trust advertises its total return, yield and effective yield.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.


FEDERATED MASTER TRUST
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
BANK NOTES--4.8%
----------- ----------------------------------------------------------------------
                 BANKING--4.8%
                 -----------------------------------------------------------------
$10,000,000      Comerica Bank, Detroit, MI, 5.700%-5.710%, 9/3/1996-9/23/1996       $  9,997,168
                 -----------------------------------------------------------------
 25,000,000      Mellon Bank N.A., Pittsburgh, 5.750%-5.810%, 2/28/1996-10/16/1996     24,996,829
                 -----------------------------------------------------------------   ------------
                 TOTAL BANK NOTES                                                      34,993,997
                 -----------------------------------------------------------------   ------------

CERTIFICATES OF DEPOSIT--6.2%
----------------------------------------------------------------------------------
                 BANKING--6.2%
                 -----------------------------------------------------------------
  5,000,000      Banque Nationale de Paris, 5.790%, 1/12/1996                           5,000,057
                 -----------------------------------------------------------------
  5,000,000      Bayerische Hypotheken-Und Wechsel-Bank Ag, 5.770%, 4/12/1996           5,000,179
                 -----------------------------------------------------------------
 20,000,000      Royal Bank of Canada, Montreal, 5.771%, 2/5/1996                      19,999,789
                 -----------------------------------------------------------------
 15,000,000      Swiss Bank Corp., Basle, 5.770%, 2/2/1996                             15,000,000
                 -----------------------------------------------------------------   ------------
                 TOTAL CERTIFICATES OF DEPOSIT                                         45,000,025
                 -----------------------------------------------------------------   ------------
(a)COMMERCIAL PAPER--65.1%
----------------------------------------------------------------------------------
                 BANKING--22.4%
                 -----------------------------------------------------------------
 42,000,000      Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
                 PLC, London), 5.697%-5.795%, 1/5/1996-1/22/1996                       41,738,664
                 -----------------------------------------------------------------
 26,000,000      ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V.,
                 Amsterdam), 5.640%-5.860%, 12/27/1995-4/25/1996                       25,650,062
                 -----------------------------------------------------------------
  8,000,000      Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                 Imperial Bank of Commerce, Toronto), 5.800%, 1/24/1996                 7,931,360
                 -----------------------------------------------------------------
 17,800,000      Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG,
                 Frankfurt), 5.749%-5.754%, 12/27/1995-1/22/1996                       17,716,026
                 -----------------------------------------------------------------
 15,000,000      Dresdner US Finance, 5.984%, 12/21/1995                               14,951,667
                 -----------------------------------------------------------------
  4,000,000      J.P. Morgan & Co., Inc., 5.756%, 1/22/1996                             3,967,702
                 -----------------------------------------------------------------
  6,587,000      Queensland Alumina Ltd., (Credit Suisse, Zurich LOC), 5.755%,
                 2/16/1996                                                              6,507,116
                 -----------------------------------------------------------------
  5,000,000      Royal Bank of Canada, Montreal, 5.636%, 1/11/1996                      4,968,794
                 -----------------------------------------------------------------



FEDERATED MASTER TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
(a)COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 -----------------------------------------------------------------
$30,000,000      Societe Generale North America, Inc., (Guaranteed by Societe
                 Generale, Paris), 5.672%-5.765%, 1/23/1996-3/18/1996                $ 29,587,789
                 -----------------------------------------------------------------
 10,000,000      UBS Finance (Delaware), Inc., (Guaranteed by Union Bank of
                 Switzerland, Zurich), 5.901%, 12/1/1995                               10,000,000
                 -----------------------------------------------------------------   ------------
                 Total                                                                163,019,180
                 -----------------------------------------------------------------   ------------
                 FINANCE-COMMERCIAL--31.5%
                 -----------------------------------------------------------------
 37,300,000      Asset Securitization Cooperative Corp., 5.695%-5.793%,
                 12/7/1995-1/26/1996                                                   37,041,303
                 -----------------------------------------------------------------
 38,000,000      Beta Finance, Inc., 5.611%-5.822%, 1/16/1996-5/17/1996                37,549,152
                 -----------------------------------------------------------------
 10,000,000      CIESCO, Inc., 5.700%, 12/7/1995                                        9,990,625
                 -----------------------------------------------------------------
 42,000,000      CIT Group Holdings, Inc., 5.771%-5.802%, 12/5/1995-1/29/1996          41,761,378
                 -----------------------------------------------------------------
 22,150,000      Falcon Asset Securitization Corp., 5.701%-5.741%,
                 2/8/1996-5/3/1996                                                     24,684,212
                 -----------------------------------------------------------------
 40,200,000      General Electric Capital Corp., 5.709%-5.772%,
                 12/21/1995-3/1/1996                                                   39,796,653
                 -----------------------------------------------------------------
 14,000,000      Greenwich Funding Corp., 5.749%, 2/15/1996                            13,832,420
                 -----------------------------------------------------------------
 25,000,000      PREFCO-Preferred Receivables Funding Co., 5.778%, 2/13/1996           24,706,569
                 -----------------------------------------------------------------   ------------
                 Total                                                                229,362,312
                 -----------------------------------------------------------------   ------------
                 FINANCE-RETAIL--7.6%
                 -----------------------------------------------------------------
 31,000,000      Associates Corp. of North America, 5.738%-5.761%,
                 12/5/1995-2/23/1996                                                   30,658,974
                 -----------------------------------------------------------------
 10,600,000      Ford Credit Receivables Funding, Inc., 5.783%, 1/16/1996              10,522,797
                 -----------------------------------------------------------------
 10,000,000      New Center Asset Trust, A1+/P1 Series, 5.752%, 2/28/1996               9,859,825
                 -----------------------------------------------------------------
  4,000,000      Norwest Financial, Inc., 5.720%, 12/12/1995                            3,993,107
                 -----------------------------------------------------------------   ------------
                 Total                                                                 55,034,703
                 -----------------------------------------------------------------   ------------
                 INSURANCE--1.1%
                 -----------------------------------------------------------------
  5,000,000      Marsh & McLennan Cos., Inc., 5.944%, 12/1/1995                         5,000,000
                 -----------------------------------------------------------------
  3,247,000      Prospect Street Senior Portfolio, L.P., (Guaranteed by Financial
                 Security Assurance, Inc.), 5.786%-5.796%, 12/11/1995-3/8/1996          3,204,492
                 -----------------------------------------------------------------   ------------
                 Total                                                                  8,204,492
                 -----------------------------------------------------------------   ------------



FEDERATED MASTER TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
(a)COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------
                 OIL & OIL FINANCE--1.3%
                 -----------------------------------------------------------------
$10,000,000      Chevron Transport Corp., (Guaranteed by Chevron Corp.), 5.660%,
                 4/19/1996                                                           $  9,784,944
                 -----------------------------------------------------------------   ------------
                 TELECOMMUNICATIONS--1.2%
                 -----------------------------------------------------------------
  9,000,000      AT&T Corp., 5.739%, 12/1/1995                                          9,000,000
                 -----------------------------------------------------------------   ------------
                 TOTAL COMMERCIAL PAPER                                               474,405,631
                 -----------------------------------------------------------------   ------------
CORPORATE NOTES--0.5%
----------------------------------------------------------------------------------
                 FOOD & BEVERAGE--0.5%
                 -----------------------------------------------------------------
  4,000,000      PepsiCo, Inc., 5.830%, 8/27/1996                                       4,001,060
                 -----------------------------------------------------------------   ------------
(B)NOTES-VARIABLE--21.5%
----------------------------------------------------------------------------------
                 BANKING--10.8%
                 -----------------------------------------------------------------
  9,840,000      500 South Front St. L.P., Series A, (Huntington National Bank,
                 Columbus, OH LOC), 5.810%, 12/7/1995                                   9,840,000
                 -----------------------------------------------------------------
  2,500,000      Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate
                 Notes, (Huntington National Bank, Columbus, OH LOC), 5.813%,
                 12/7/1995                                                              2,500,000
                 -----------------------------------------------------------------
  1,505,000      Continental Commercial Properties (Huntington National Bank,
                 Columbus, OH LOC), 5.810%, 12/7/1995                                   1,505,000
                 -----------------------------------------------------------------
  2,500,000      Continental Downtown Properties, (Huntington National Bank,
                 Columbus, OH LOC), 5.810%, 12/7/1995                                   2,500,000
                 -----------------------------------------------------------------
  7,300,000      Franklin, OH County of, (Huntington National Bank, Columbus, OH
                 LOC), 5.938%, 12/7/1995                                                7,300,000
                 -----------------------------------------------------------------
  8,610,000      H & D Inc., (Huntington National Bank, Columbus, OH LOC), 5.813%,
                 12/7/1995                                                              8,610,000
                 -----------------------------------------------------------------
  2,000,000      Kentucky Rural Economic Development Authority, (PNC Bank, N.A.
                 LOC), 5.926%, 12/4/1995                                                2,000,000
                 -----------------------------------------------------------------
  2,228,000      Midwest Funding Corp., Series 1992 D, (Bank One, Columbus N.A.
                 LOC), 5.790%, 12/7/1995                                                2,228,000
                 -----------------------------------------------------------------
  7,500,000   (e) SMM Trust, Series 1995-B, 5.832%, 12/1/1995                           7,500,000
                 -----------------------------------------------------------------
 20,000,000   (e) SMM Trust, Series 1995-I, 5.863%, 12/27/1995                         19,997,137
                 -----------------------------------------------------------------



FEDERATED MASTER TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
(b)NOTES-VARIABLE--CONTINUED
----------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 -----------------------------------------------------------------
$ 7,500,000   (e) SMM Trust, Series 1995-L, 5.832%, 12/13/1995                       $  7,498,800
                 -----------------------------------------------------------------
  7,375,000      Wendys of Las Vegas and San Antonio, (Huntington National Bank,
                 Columbus, OH LOC), 5.810%, 12/7/1995                                   7,375,000
                 -----------------------------------------------------------------   ------------
                 Total                                                                 78,853,937
                 -----------------------------------------------------------------   ------------
                 ELECTRICAL EQUIPMENT--3.7%
                 -----------------------------------------------------------------
 26,950,498      Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
                 5.854%, 12/4/1995                                                     26,950,498
                 -----------------------------------------------------------------   ------------
                 FINANCE-RETAIL--3.7%
                 -----------------------------------------------------------------
 27,000,000      Carco Auto Loan Master Trust 1993-2, Series 1993-2 Class A1,
                 5.905%, 12/15/1995                                                    27,000,000
                 -----------------------------------------------------------------   ------------
                 INSURANCE--3.3%
                 -----------------------------------------------------------------
 24,000,000   (e) Peoples Security Life Insurance, 6.030%, 12/1/1995                   24,000,000
                 -----------------------------------------------------------------   ------------
                 TOTAL NOTES-VARIABLE                                                 156,804,435
                 -----------------------------------------------------------------   ------------
TIME DEPOSIT--1.1%
----------------------------------------------------------------------------------
                 BANKING--1.1%
                 -----------------------------------------------------------------
  8,000,000      Bank of Nova Scotia, Toronto, 7.000%, 1/2/1996                         8,000,000
                 -----------------------------------------------------------------   ------------



FEDERATED MASTER TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------      -----------------------------------------------------------------   ------------
(c)REPURCHASE AGREEMENTS--5.5%
----------------------------------------------------------------------------------
$ 3,800,000      Bear, Stearns & Co., Inc., 5.900%, dated 11/30/1995, due
                 12/1/1995                                                           $  3,800,000
                 -----------------------------------------------------------------
  6,500,000      First Chicago Capital Markets, Inc., 5.900%, dated 11/30/1995,
                 due 12/1/1995                                                          6,500,000
                 -----------------------------------------------------------------
 29,695,000      PaineWebber, Inc., 5.930%, dated 11/30/1995, due 12/1/1995            29,695,000
                 -----------------------------------------------------------------   ------------
                 TOTAL REPURCHASE AGREEMENTS                                           39,995,000
                 -----------------------------------------------------------------   ------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                            $763,200,148
                 -----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Also represents cost for federal tax purposes.

(e) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $58,995,937 which represents 8.1% of net assets.

Note: The categories of investments are shown as a percentage of net assets
      ($729,144,275) at November 30, 1995.

The following acronyms are used throughout this portfolio:

LOC   --Letter of Credit
PLC   --Public Limited Company


(See Notes which are an integral part of the Financial Statements)


FEDERATED MASTER TRUST

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $763,200,148
--------------------------------------------------------------------------------
Income receivable                                                                      2,035,872
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    765,236,020
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                    $32,706,569
------------------------------------------------------------------
Income distribution payable                                            2,649,804
------------------------------------------------------------------
Payable for shares redeemed                                              344,419
------------------------------------------------------------------
Payable to Bank                                                          287,932
------------------------------------------------------------------
Accrued expenses                                                         103,021
------------------------------------------------------------------   -----------
     Total liabilities                                                                36,091,745
--------------------------------------------------------------------------------    ------------
NET ASSETS for 729,144,275 shares outstanding                                       $729,144,275
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($729,144,275 / 729,144,275 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MASTER TRUST

STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $49,735,358
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                 $ 3,287,528
--------------------------------------------------------------------
Administrative personnel and services fee                                   622,165
--------------------------------------------------------------------
Custodian fees                                                              159,236
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     46,673
--------------------------------------------------------------------
Directors'/Trustees' fees                                                     7,987
--------------------------------------------------------------------
Auditing fees                                                                15,969
--------------------------------------------------------------------
Legal fees                                                                   11,426
--------------------------------------------------------------------
Portfolio accounting fees                                                   108,352
--------------------------------------------------------------------
Shareholder services fee                                                  2,054,705
--------------------------------------------------------------------
Share registration costs                                                     32,603
--------------------------------------------------------------------
Printing and postage                                                         10,376
--------------------------------------------------------------------
Insurance premiums                                                           13,468
--------------------------------------------------------------------
Taxes                                                                        21,424
--------------------------------------------------------------------
Miscellaneous                                                                 9,673
--------------------------------------------------------------------    -----------
     Total expenses                                                       6,401,585
--------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------
  Waiver of investment advisory fee                      ($1,005,315)
------------------------------------------------------
  Waiver of shareholder services fee                      (1,643,764)
------------------------------------------------------   -----------
     Total waivers                                                       (2,649,079)
--------------------------------------------------------------------    -----------
          Net expenses                                                                   3,752,506
-----------------------------------------------------------------------------------    -----------
               Net investment income                                                   $45,982,852
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MASTER TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED NOVEMBER 30,
                                                               ----------------------------------
                                                                    1995               1994
                                                               ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                          $    45,982,852    $    30,282,577
------------------------------------------------------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income                           (45,982,852)       (30,282,577)
------------------------------------------------------------   ---------------    ---------------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                     3,261,351,161      5,769,238,863
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                         11,188,290          5,990,213
------------------------------------------------------------
Cost of shares redeemed                                         (3,316,655,250)    (5,870,797,250)
------------------------------------------------------------   ---------------    ---------------
     Change in net assets resulting from share transactions        (44,115,799)       (95,568,174)
------------------------------------------------------------   ---------------    ---------------
          Change in net assets                                     (44,115,799)       (95,568,174)
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                773,260,074        868,828,248
------------------------------------------------------------   ---------------    ---------------
End of period                                                  $   729,144,275    $   773,260,074
------------------------------------------------------------   ---------------    ---------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED MASTER TRUST

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

      INVESTMENT VALUATIONS--The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.
      REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase agreement transaction.
      The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.
      INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the
      Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
      FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.
      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



FEDERATED MASTER TRUST
--------------------------------------------------------------------------------

      RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

      Additional information on each restricted security held at November 30, 1995 is as follows:

                      SECURITY                         ACQUISITION DATE      ACQUISITION COST
---------------------------------------------------- --------------------    -----------------
     SMM Trust, Series 1995-B, 5.832%, 12/1/1995                 8/4/1995       $ 7,500,000
     SMM Trust, Series 1995-I, 5.863%, 12/27/1995               5/26/1995        19,994,210
     SMM Trust, Series 1995-L, 5.832%, 12/13/1995                8/4/1995         7,528,827
     Peoples Security Life Insurance, 6.030%,
       12/1/1995                                     5/25/1989-12/13/1990        24,068,987

      OTHER--Investment transactions are accounted for on the trade date.


(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1995, capital paid-in aggregated $729,144,275. Transactions in shares were as follows:

                                                                     YEAR ENDED NOVEMBER 30,
                                                                 --------------------------------
                                                                      1995              1994
--------------------------------------------------------------   --------------    --------------
Shares sold                                                       3,261,351,161     5,769,238,863
--------------------------------------------------------------
Shares issued to shareholders in payment of dividends declared       11,188,290         5,990,213
--------------------------------------------------------------
Shares redeemed                                                  (3,316,655,250)   (5,870,797,250)
--------------------------------------------------------------   --------------    --------------
  Net change resulting from share transactions                      (44,115,799)      (95,568,174)
--------------------------------------------------------------   --------------    --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Research, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses, excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses, exceed .45 of 1% of average daily net assets of the Trust.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the


FEDERATED MASTER TRUST
--------------------------------------------------------------------------------

period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average daily net assets of the Trust shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Master Trust as of November 30, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1995 and 1994, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Master Trust as of November 30, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
January 12, 1996


ADDRESSES
--------------------------------------------------------------------------------

Federated Master Trust
                                                                 Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Distributor
                    Federated Securities Corp.                   Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Investment Adviser
                    Federated Research                           Federated Investors Tower
                                                                 Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------
Custodian
                    State Street Bank and Trust Company          P.O. Box 8600
                                                                 Boston, MA 02266-8600
----------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                   P.O. Box 8600
                                                                 Boston, MA 02266-8600
----------------------------------------------------------------------------------------------------
Independent Public Accountants
                    Deloitte & Touche LLP                        2500 One PPG Place
                                                                 Pittsburgh, PA 15222-5401
----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      FEDERATED MASTER TRUST
                                      PROSPECTUS

                                      An Open-End, Diversified, Management
                                      Investment Company

                                     Prospectus dated January 31, 1996

      FEDERATED SECURITIES CORP.

(LOGO)
---------------------------------------
      Distributor
      A subsidiary of FEDERATED INVESTORS
      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779
      CUSIP 314214107
      8010411A (1/96)
                            FEDERATED MASTER TRUST


                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Federated Master Trust (the "Trust") dated January 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779

                         Statement dated January 31, 1996
Federated Securities Corp.
Distributor
A subsidiary of Federated Investors




INVESTMENT POLICIES              3

 Acceptable Investments          3
 U.S. Government Securities      3
 Bank Instruments                3
 Ratings                         4
 When-Issued and Delayed Delivery
  Transactions                   4
 Repurchase Agreements           4
 Credit Enhancement              5
INVESTMENT LIMITATIONS           5

 Regulatory Compliance           9
FEDERATED MASTER TRUST MANAGEMENT9

 Share Ownership                18
 Trustees' Compensation         18
 Trustee Liability              20
INVESTMENT ADVISORY SERVICES    20

 Investment Adviser             20
 Advisory Fees                  20
BROKERAGE TRANSACTIONS          21

OTHER SERVICES                  23

 Trust Administration           23
 Custodian and Portfolio
  Recordkeeper                  23
 Transfer Agent                 23
 Independent Auditors           24



SHAREHOLDER SERVICES AGREEMENT  24

DETERMINING NET ASSET VALUE     24

REDEMPTION IN KIND              26

MASSACHUSETTS PARTNERSHIP LAW   26

THE TRUST'S TAX STATUS          27

PERFORMANCE INFORMATION         27

 Yield                          27
 Effective Yield                28
 Total Return                   28
 Performance Comparisons        28
ABOUT FEDERATED INVESTORS       29

 Mutual Fund Market             30
 Institutional Clients          30
 Trust Organizations            30
 Broker/Dealers and Bank
  Broker/Dealer Subsidiaries    31



INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval.
ACCEPTABLE INVESTMENTS
When determining whether a securities presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security of any demand feature.
U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Trust may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
   o the full faith and credit of the U.S. Treasury;
   o the issuer's right to borrow from the U.S. Treasury;
   o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   o the credit of the agency or instrumentality issuing the obligations.
BANK INSTRUMENTS
The instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Trust may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
RATINGS
 An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. As a matter of operating policy, the Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.


CREDIT ENHANCEMENT
The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Trust will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Trust to treat securities as having been issued by both the issuer and the credit enhancer.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Trust will not issue senior securities except that the Trust may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Trust will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-



third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).
PLEDGING ASSETS
The Trust will not pledge securities.
LENDING CASH OR SECURITIES
The Trust will not make loans to other persons; provided, however, that the purchase or holding of money market instruments, to include repurchase agreements and variable amount demand master notes, in accordance with the Trust's investment objective and policies shall not constitute the making of a loan.
INVESTING IN COMMODITIES
The Trust will not invest in commodities or commodity contracts.
INVESTING IN REAL ESTATE
The Trust will not invest in real estate, except that the Trust may purchase money market instruments issued by companies, which invest in real estate or interests therein.
UNDERWRITING
The Trust will not engage in underwriting of securities issued by others. ACQUIRING SECURITIES
The Trust will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.
CONCENTRATION OF INVESTMENTS
The Trust will not invest 25% or more of the value of its total assets in any one industry except that the Trust will invest 25% or more of the value of its total assets in commercial paper issued by finance companies. The Trust may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.
DIVERSIFICATION OF INVESTMENTS
The Trust will not invest more than 5% of its assets in the securities of any one issuer (except cash or cash items, repurchase agreements and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Trust will not invest in securities issued by any other investment company.
INVESTING FOR CONTROL
The Trust will not invest in securities of a company for the purpose of exercising control or management.
The above limitations cannot be changed without shareholder approval.The following investment limitations, however, may be changed by the Trustees without shareholder approval.Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN RESTRICTED SECURITIES
The Trust will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.
INVESTING IN ILLIQUID SECURITIES
The Trust will not invest more than 10% of the value of its net assets in illiquid securities.



INVESTING IN NEW ISSUERS
The Trust will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
The Trust will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
The Trust will not invest in puts, calls, straddles, spreads, or any combination of them.
INVESTING IN MINERALS
The Trust will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE
The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MASTER TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Master Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of



the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland



One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,



Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty



Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory



Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President



President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary



Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.



@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money



Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Trust`s outstanding shares.
As of January 4, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Trust: The Bank of the West, San Jose, California owned approximately 38,831,023 shares (5.73%); Union Planters National Bank, Memphis, Tennessee owned approximately 48,323,354 shares (7.13%); and Saxon & Co., Philadelphia, Pennsylvania owned approximately 91,042,232 shares (13.43%).


TRUSTEES' COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*           FROM FUND COMPLEX +



John F. Donahue, $ 0       $ 0  for the Trust and



Chairman and Trustee           54 other investment companies in the Fund
Complex

Thomas G. Bigley++,        $1,752  $86,331  for the Trust and
Trustee                    54 other investment companies in the Fund Complex
John T. Conroy, Jr.,       $1,887  $115,760  for the Trust and
Trustee                    54 other investment companies in the Fund Complex
William J. Copeland,       $1,887  $115,760  for the Trust and
Trustee                    54 other investment companies in the Fund Complex
James E. Dowd,   $1,887    $115,760  for the Trust and
Trustee                    54 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $1,752  $104,898  for the Trust and
Trustee                    54 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $1,887  $115,760 for the Trust and
Trustee                    54  other investment companies in the Fund Complex
Peter E. Madden, $1,752    $104,898  for Trust and
Trustee                    54 other investment companies in the Fund Complex
Gregor F. Meyer, $1,752    $104,898  for the Trust and
Trustee                    54 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,752  $104,898  for the Trust and
Trustee                    54 other investment companies in the Fund Complex

Wesley W. Posvar,$1,752    $104,898  for the Trust and
Trustee                    54 other investment companies in the Fund Complex

Marjorie P. Smuts,         $1,752  $104,898  for the Trust and
Trustee                    54 other investment companies in the Fund Complex




*Information is furnished for the fiscal year ended November 30, 1995.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.
TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Trust's investment adviser is Federated Research. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Research receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1995, 1994, and 1993, the adviser earned $3,287,528, $3,257,773, and $4,206,902, respectively, of which $1,005,315, $936,782, and $483,000, respectively, were waived.
  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Trust's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Trust for its expenses over the limitation.
     If the Trust's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fees.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.





OTHER SERVICES

TRUST ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Trust's Administrator. (For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators".) For the fiscal years ended November 30, 1995, Federated Administrative Services earned $622,165. For the fiscal year ended November 30, 1994, the Administrators earned $601,523. For the fiscal year ended November 30, 1993, Federated Administrative Services, Inc. earned
$592,362. Dr. Henry J. Gailliot, an officer of Federated Research, the adviser to the Trust, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services. CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. It also provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. TRANSFER AGENT
As transfer agent, Federated Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.



INDEPENDENT AUDITORS
The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh,
PA.
SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ended November 30, 1995, payments in the amount of $2,054,705 were made pursuant to the Shareholder Services Agreement, of which $1,643,764 was waived.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.



The Trust's yield for the seven-day period ended November 30, 1995, was 5.39%. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The Trust's effective yield for the seven-day period ended November 30, 1995, was 5.54%.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The Trust's average annual total returns for the one- five- and ten- year periods ended November 30, 1995 were 5.73%, 4.47% and 6.01%, respectively. PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:



   O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $31 billion in assets across approximately 43 money market funds, including 17 government, 8 prime and 18 municipal with assets approximating $17 billion, $7.4 billion and $6.6 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top



100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*Source: Investment Company Institute
Cusip 314214107